Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Compensation of Key Management Personnel of Bank

For the year ended October 31 ($ millions)	2022	2021
Salaries and cash incentives (1)	$24	$21
Equity-based payment (2)	36	30
Pension and other benefits (1)	4	3
Total	$64	$54

(1)	Expensed during the year.
(2)	Awarded during the year.

Summary of Loans and Deposits of Key Management Personnel	Loans and deposits of key management personnel

As at October 31 ($ millions)	2022	2021
Loans	$11	$11
Deposits	$5	$5

Summary of Transaction With Joint Ventures and Associates	Transactions between the Bank and its associated companies and joint ventures also qualify as related party transactions and were recorded as follows:

As at and for the year ended October 31 ($ millions)	2022	2021
Net income / (loss)	$(29)	$(85)
Loans	205	191
Deposits	286	229
Guarantees and commitments	96	154